1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

STUART STRAUSS

stuart.strauss@dechert.com
+1 212 698 3529 Direct
+1 212 698 0452 Fax

April 28, 2017

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Preliminary Proxy Materials for
The Turkish Investment Fund, Inc.
(the “Fund”)

Dear Sir or Madam:

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6 of the General Rules and Regulations promulgated thereunder, the Fund hereby files via EDGAR a copy of the preliminary proxy materials for the Fund’s Annual Meeting of Stockholders.  No filing fee is required in connection with this filing.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 698-3529.

Very truly yours,

/s/ Stuart Strauss
Stuart M. Strauss

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